Income taxes (Tables)	9 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
Income taxes recognized during the three and nine months ended September 30, 2024 and September 30, 2023, comprise:

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	(in thousands)
Income tax expense	$37,437	$18,011	$89,105	$41,913
Total	$37,437	$18,011	$89,105	$41,913